Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Share-based Payment Arrangements
17.
Share-based payment arrangements
i)
Description of the share-based payment arrangements

As at December 31, 2022, the Company has in place an equity-settled share-based payment arrangement, the 2021 Equity Incentive Plan (the “2021 Plan”), under which Company may:

1.
issue restricted share units/awards (‘RSUs’); or
2.
grant options to purchase its ordinary shares (‘Share Options’); or
3.
issued restricted ordinary shares

to selected employees, officers, directors and consultants of the Group and non-employee directors of the Company.

The RSUs and Share Options granted generally vest 25% on each anniversary of the grant, over a four year-period. The maximum term of Share Options granted under the 2021 Plan does not exceed ten years from the date of grant. The RSUs and Share Options granted to employees do not have the rights of the ordinary shares until the RSUs and Share Options are vested, exercised and recorded into the register of shareholders of the Company.

The 2021 Plan was established in 2021 on consummation of the Reverse Recapitalization as a replacement for equity-settled share-based payment arrangements - the 2015 Equity Incentive Plan (the ‘GHI 2015 Plan’), and the 2018 Equity Incentive Plan (the ‘GHI 2018 Plan’) which served as the successor to the 2015 Plan. All restricted share units/awards, options and restricted shares outstanding under the 2015 GHI Plan and 2018 GHI Plan at the time of consummation of the Reverse Recapitalization were replaced by Share Options, RSUs and restricted shares with respect to GHL Class A ordinary shares or, when applicable, GHL Class B ordinary shares under the 2021 GHL Plan, based on an exchange ratio of the right to receive 1.3032888 GHL ordinary share for each GHI ordinary share.

During 2022, the Company has established the 2021 Equity Stock Purchase Plan ("ESPP") which allows eligible employees to contribute, through payroll deductions, up to 15% of their eligible compensation to purchase the Company’s Class A Ordinary Shares at a 15% discount of the lower of either (i) the closing trading price of the first day of an offering period or (ii) the closing trading price of the purchase date.

a)
Reconciliation of outstanding RSUs

The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
2021 GHL Plan	’000
Reverse Recapitalization replacement issuance under the 2021 GHL Plan (see table below for restricted share units granted under the GHI 2018 Plan and GHI 2015 Plan)	66,457
Vested	(330)
Canceled and forfeited	(1,481)
As of December 31, 2021	64,646
Granted	109,016
Vested	(24,343)
Canceled and forfeited	(17,554)
As of December 31, 2022	131,765

As at December 31, 2021, certain RSUs were vested but were not registered as ordinary shares.

The number of unvested RSUs issued under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

Number of unvested restricted share units *
GHI 2018 Plan and GHI 2015 Plan	’000
As of January 1, 2020	36,302
Granted	19,850
Vested	(10,114)
Canceled and forfeited	(9,492)
As of December 31, 2020	36,546
Granted	47,895
Vested	(11,783)
Canceled and forfeited	(6,201)
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of the Reverse Recapitalization	(66,457)
As of December 31, 2021	—

* The number of RSUs reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.

As at December 31, 2020 certain RSUs were vested but were not registered as ordinary shares.

b)
Reconciliation of outstanding Share Options

The number and weighted-average exercise prices of Share Options granted under the 2021 GHL Plan since its establishment as a replacement of the GHI 2018 Plan and GHI 2015 Plan were as follows:

	Number of Share Options *	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
Reverse Recapitalization replacement issuance under the 2021 GHL Plan (see table below on option granted under GHI 2018 Plan and GHI 2015 Plan)	53,307	1.97	7.41
Exercised	(188)	0.81
Canceled and forfeited	(23)	1.73
As of December 31, 2021	53,096	1.98	7.81
Issued for acquisition of non-controlling interests	17,910	2.26
Exercised	(12,846)	1.31
Canceled and forfeited	(3,223)	2.15
As of December 31, 2022	54,937	2.22	7.22

	Number of Share Options *	Weighted average exercise price per share
Exercisable as at 31 December	’000	$
2021	18,010	1.76
2022	32,021	2.10

The Share Options outstanding as at December 31, 2022 had an exercise price in the range of $0.28 to $4.03 (2021: $0.28 to $4.03). As at December 31, 2022 and December 31, 2021, certain share options exercised were not registered as ordinary shares.

The number and weighted-average exercise prices of Share Options under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

	Number of Share Options *	Weighted average exercise price per share *	Weighted-average remaining contractual life
	’000	$	(in years)
As of January 1, 2020	115,212	1.06	8.21
Granted	11,736	1.85
Exercised	(7,308)	0.59
Canceled and forfeited	(5,397)	0.99
As of December 31, 2020	114,243	1.17	7.54
Granted	2,848	1.29
Exercised	(62,220)	0.81
Canceled and forfeited	(1,564)	1.04
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalization	(53,307)	1.97
As of December 31, 2021	—	—	—

* The number and exercise price of share options reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.

	Number of Share Options *	Weighted average exercise price per share
Exercisable as at 31 December	’000	$
2020	57,634	0.80

The Share Options outstanding as at December 31, 2020 had an exercise price in the range of $0.28 to $6.07. As at December 31, 2020, certain Share Options were exercised but have not been registered as ordinary shares.

c)
Restricted ordinary shares

During 2021, GHI issued 24,900,000 restricted ordinary shares to certain employees where the vesting of these ordinary shares was dependent on the satisfaction of a combination of service and performance conditions. The performance conditions have been satisfied upon the listing of the Group on NASDAQ. The weighted average fair value of the GHI restricted ordinary shares granted was $10 based on the price per ordinary share which was the basis of the merger with the SPAC (see Note 1) as part of the Reverse Recapitalization (see Note 1). The Reverse Recapitalization has resulted in these restricted ordinary shares being converted to 32,452,000 GHL Class B ordinary shares based on the exchange ratio of 1.3032888 GHL ordinary shares for each GHI ordinary share. During 2022, there were no restricted ordinary shares granted, canceled, or forfeited and 10,817,000 restricted ordinary shares were vested during the year.

d)
2021 Equity Stock Purchase Plan

As of December 31, 2022, 2.9 million shares were purchased and issued in January 2023 at a price of US$2.02 per share.

ii)
Share-based payment expenses

The following table summarizes total share-based payment expense by function for the years ended December 31, 2022 , December 31, 2021 and December 31, 2020:

	2022	2021	2020
(in $ millions)	$	$	$
Cost of revenue	60	42	10
Sales and marketing	14	11	2
Research and development	124	89	14
General and administrative	214	215	28
Total	412	357	54

iii)
Measurement of fair values
a)
RSUs

For 2022, the fair value of RSUs granted was determined based on the closing price of the shares on the grant date. The weighted average fair value of RSUs granted during the year ended was $3.16.

For 2021, a majority of the RSUs granted (under the GHI 2018 Plan and GHI 2015 Plan) were measured at $10 which is the price per ordinary share that was the basis of the Reverse Recapitalization (see Note 11). The weighted average fair value of RSUs granted during 2021 was $9.88. No GHL RSUs were granted after the date of consummation of Reverse Recapitalization.

For 2020, the fair value of the RSUs granted (under the GHI 2018 Plan and GHI 2015 Plan) were measured using a hybrid method incorporating both the Probability-Weighted Expected Return Model (“PWERM”) and the Option Pricing Model (“OPM”). The weighted average fair value of RSUs granted during 2020 was $1.96.

b)
Share Options

The fair value of the Share Options has been measured using the Black-Scholes option-pricing model based on the value of ordinary shares. A summary of the measurement of the fair values and inputs at grant date is as follow:

	2021	2020
Fair value at grant date (weighted average)*	$8.95	$2.46
Share price at grant date (weighted average)*	$9.97	$3.59
Exercise price at grant date (weighted average)*	$1.29	$1.85
Expected volatility (weighted average)	61.57%	56.46%
Expected terms (years) (weighted average)	6.2	6.0
Expected dividend (weighted average)	0%	0%
Risk-free interest rate (weighted average)	1.24%	0.40%

* the fair value and exercise price of share options and the fair value of the share price at grant date reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.

Expected volatility has been based on the weighted-average historical share price volatility of comparable publicly traded companies. The expected term has been estimated based on the simplified method. The risk-free interest rate has been based on the US government bond yield curve in effect at the time of grant. With the exception of GHL share options issued for acquisition of NCI, no other GHL Share Options were granted after the date of consummation of Reverse Recapitalization.

c)
2021 Equity Stock Purchase Plan

The fair value of the 2021 Equity Stock Purchase Plan has been measured using the Black-Scholes option-pricing model.